Document and Entity Information	Aug. 29, 2026
Prospectus Line Items
Document Type	485BPOS
Document Period End Date	Aug. 29, 2026
Entity Central Index Key	0000035348
Amendment Flag	false
Registrant Name	Fidelity Hastings Street Trust
Entity Investment Company Type	N-1A